Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule Reconciliation of Cash, Cash Equivalents and Restricted Cash

	December 31, 2020	December 31, 2019

Cash and cash equivalents	$55,644	$153,904
Restricted cash	282,043	41,906
Total cash, cash equivalents, and restricted cash shown in the cash flow statement	$337,687	$195,810

Schedule of Estimated Useful Life of Assets

Fixed assets are stated at cost less accumulated depreciation and are being depreciated using the straight-line method over the estimated useful life of the asset as follows:

Furniture and fixtures	7 to 10 years
Computer equipment	5 years
Warehouse and refrigeration equipment	10 years
Leasehold improvements	7 years
Automobile	5 years
Trade show booth	7 years

Schedule of Lease-related Assets and Liabilities

The table below presents the lease-related assets and liabilities recorded on the balance sheets.

June 30, 2021
Assets
Operating lease assets	$85,300

Liabilities
Current
Operating lease liabilities	$29,960
Noncurrent
Operating lease liabilities	$54,976

The table below presents the lease-related assets and liabilities recorded on the balance sheets.

December 31, 2020
Assets
Operating lease assets	$99,472

Liabilities
Current	$29,337
Operating lease liabilities
Noncurrent
Operating lease liabilities	$69,844

Schedule of Supplemental Cash Flow Information Related to Leases

Supplemental cash flow information related to leases were as follows:

Six Months Ended June 30, 2021

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$14,245
ROU assets recognized in exchange for lease obligations:
Operating leases	$-

Supplemental cash flow information related to leases were as follows:

Twelve Months Ended December 31, 2020

Cash used in operating activities:
Operating leases	$156,582
ROU assets recognized in exchange for lease obligations:
Operating leases	$28,137

Schedule of Remaining Lease Term and Discount Rates for Operating Leases

The table below presents the remaining lease term and discount rates for operating leases.

June 30, 2021
Weighted-average remaining lease term
Operating leases	2.92 years
Weighted-average discount rate
Operating leases	4.3%

The table below presents the remaining lease term and discount rates for operating leases.

December 31, 2020
Weighted-average remaining lease term
Operating leases	3.39 years
Weighted-average discount rate
Operating leases	4.3%

Schedule of Maturities of Lease Liabilities

Maturities of lease liabilities as of June 30, 2021, were as follows:

Operating Leases

2021 (six months remaining)	16,776
2022	33,552
2023	26,474
2024	15,060
2025	-
Thereafter	-
Total lease payments	91,862
Less: amount of lease payments representing interest	(6,926)
Present value of future minimum lease payments	$84,936
Less: current obligations under leases	$(29,960)
Non-current obligations	$54,976

Maturities of lease liabilities as of December 31, 2020, were as follows:

Operating Leases

2021	33,552
2022	33,552
2023	26,474
2024	15,060
2025	-
Thereafter	-
Total lease payments	108,638
Less: amount of lease payments representing interest	(9,457)
Present value of future minimum lease payments	$99,181
Less: current obligations under leases	$(29,337)
Non-current obligations	$69,844